Trade receivables and others (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Other receivables	€ 78	€ 814
Research tax credit	31,309	10,310
Other tax credits	333	333
Prepaid expenses	3,688	2,582
VAT refund	1,545	1,170
Trade account receivables	8,565	846
Prepayments made to suppliers	2,929	2,364
Receivables and others	48,447	18,420
Research tax credit	13,084	29,821
Receivables and others - non-current	13,084	29,821
Trade receivables and others	61,531	€ 48,241
Research tax credit 2020	13,084
Research tax credit 2021	10,302
Research tax credit 2019	16,737
Research tax credit, first six months 2022	4,270
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables	4,676
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables	€ 3,000